Tax Matters - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Average Effective Tax Rate	37.06%	102.16%